PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and deposits to vendors		¥ 5,082,058,275	¥ 5,527,802,541
Prepaid expenses		439,983,044	262,797,329
Receivables from financial institution		207,182,863	221,221,736
Employee advances		99,042,188	453,304,997
Interest receivable		81,999,660	71,558,995
Others		296,719,656	213,280,229
Total	$ 893,991,889	¥ 6,206,985,686	¥ 6,749,965,827